Operating Leases - Schedule of Operating Leases (Details) - CNY (¥)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Schedule of Operating Leases [Abstract]
Operating lease cost	¥ 699,002	¥ 722,427
Short-term lease cost	123,600	45,425
Total lease cost	822,602	767,852
Cash paid for amounts included in the measurement of lease liabilities
Operating cash flows for operating leases	¥ 602,088	¥ 771,553
Weighted average remaining lease term of operating leases (years)	2 years 8 months 23 days		2 years 9 months 29 days
Weighted average discount rate of operating leases	6.24%		6.24%